RECEIVABLES	2 Months Ended
Mar. 31, 2024
Receivables [Abstract]
RECEIVABLES [Text Block]

5. RECEIVABLES

A summary of the Company's receivables is as follows:

	March 31, 2024	January 31, 2024
	$	$
Taxes receivable	16,368	13,829
Trade receivables	238,023	189,192
	254,391	203,021

There was no provision for expected credit losses on trade receivables as at March 31, 2024 and January 31, 2024.